Commitments and Contingencies - Future Lease Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (for the remaining six months of the year ending December 31, 2019)	$ 1,366
2020	4,075
2021	4,844
2022	4,269
2023	4,172
Thereafter	19,910
Total lease payments	38,636
Less: imputed interest	(11,215)
Less: FX (gain)/loss	1
Present value of lease liabilities	$ 27,422